Average Annual Total Returns - DWS GNMA Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	Bloomberg Barclays GNMA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays GNMA Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays GNMA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 02, 2015	3.37%	2.64%	2.28%	3.68%	2.78%	2.51%